Convertible Preferred Stock and Stockholders' Deficit (Tables) 10-Q	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
The following table summarizes the Company’s warrant activity for the six months ended June 30, 2026:

	Warrants	Exercise Price	Issued	Expiration	Classification
SAFE Warrants (1)	2,000,841	$9.9963	5/7/2026	5/7/2028	Equity
PIPE Common Warrants - Tranche 1 (2)	6,42 6,733	$3.89	6/17/2026	6/30/2031	Equity
Consultant warrants (3)	817,008	$1.23	4/2026	10/29/2035	Equity
Outstanding at June 30, 2026	9,244,582

(1)	See Note 3, Reverse Recapitalization and Related Transactions
(2)	Issued concurrently with the Class A common stock sold in the Tranche 1 Closing of the private placement described in Note 10, Private Placement Financing
(3)	See Note 9, Stock Based Compensation